Consolidated Balance Sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 112,723,433	$ 17,275,622	¥ 154,197,758
Accounts receivable, net	2,245,194	344,091	214,591
Subscription receivable			8,530,931
Prepaid expenses and other current assets	5,970,973	915,092	16,490,369
Loan receivable, net			4,126,502
Total current assets	120,939,600	18,534,805	183,560,151
Long-term investments	44,000,000	6,743,295	45,726,391
Property and equipment, net	38,119,216	5,842,025	42,070,794
Intangible assets, net	110,586,111	16,948,063	135,599,770
Goodwill	194,754,963	29,847,504	200,478,795
Other non-current assets	22,950,264	3,517,282	16,402,750
Right-of-use assets	41,779,086	6,402,925	40,786,291
Deferred income tax assets	2,491,792	381,884	11,464,891
Total assets	575,621,032	88,217,783	676,089,833
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of VIE without recourse to the Company of RMB nil and 71,562 as of December 31, 2019 and 2020, respectively)	47,020,182	7,206,160	47,747,054
Short-term loans	6,801,000	1,042,299	4,991,000
Payable for business acquisition (including payable for business acquisition of VIE without recourse to the Company of 19,642,082 and RMB 4,642,082 as of December 31, 2019 and 2020, respectively)	4,642,082	711,430	19,642,082
Lease liabilities-current	16,972,187	2,601,101	20,556,017
Deferred revenues	199,448,112	30,566,760	171,880,131
Total current liabilities	274,883,563	42,127,750	264,816,284
Lease liabilities-non-current	24,005,765	3,679,044	12,500,120
Deferred income tax liabilities	28,985,472	4,442,218	48,241,809
Total liabilities	327,874,800	50,249,012	325,558,213
Mezzanine equity-redeemable non-controlling interests	48,498,368	7,432,700	44,896,428
Shareholders’ equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 64,044,572 and 63,889,448 shares as of December 31, 2019 and 2020, respectively Outstanding: 62,357,078 and 62,701,002 shares as of December 31, 2019 and 2020	4,716,675	722,862	4,692,312
Treasury shares—585,358 common shares as of December 31, 2019 and 2020, at cost	(11,625,924)	(1,781,751)	(27,737,073)
Additional paid-in capital	541,272,503	82,953,640	560,814,066
Accumulated other comprehensive loss	(37,424,722)	(5,735,590)	(37,478,167)
Accumulated deficits	(298,533,669)	(45,752,286)	(200,151,065)
Total shareholders’ equity attributable to ATA Creativity Global	198,404,863	30,406,875	300,140,073
Non-redeemable non-controlling interests	843,001	129,196	5,495,119
Total shareholders’ equity	199,247,864	30,536,071	305,635,192
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders’ equity	¥ 575,621,032	$ 88,217,783	¥ 676,089,833